INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Denominator:
Average common stock outstanding Basic		5,617,424	5,029,017	4,184,032
Average common stock outstanding Diluted		5,617,424	5,029,017	4,184,032
Basic earnings (loss) per share attributable to Origin Agritech Limited:
Basic loss per share attributable to Origin Agritech Limited | (per share)	$ (2.51)	¥ (16.29)	¥ (16.95)	¥ (14.85)
Diluted earnings (loss) per share attributable to Origin Agritech Limited:
Diluted loss per share attributable to Origin Agritech Limited | (per share)	$ (2.51)	¥ (16.29)	¥ (16.95)	¥ (14.85)
Origin Agritech Limited [Member]
Numerator:
Net loss attributable to Origin Agritech Limited | ¥		¥ (91,529)	¥ (85,261)	¥ (62,250)
Denominator:
Average common stock outstanding Basic		5,617,424	5,029,017	4,185,842
Average common stock outstanding Diluted		5,617,424	5,029,017	4,185,842
Basic earnings (loss) per share attributable to Origin Agritech Limited:
Basic loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ (16.29)	¥ (16.95)	¥ (14.87)
Diluted earnings (loss) per share attributable to Origin Agritech Limited:
Diluted loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ (16.29)	¥ (16.29)	¥ (14.87)